Financial instruments - Schedule of contractual obligations (Details) - CAD ($)	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2019
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	$ 4,459,481	$ 1,127,202	$ 818,274	$ 198,687
Contractual obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	4,459,481
Borrowings	2,648,280
Minimum royalty commitments	2,500,000
Lease obligations	327,600
Total contractual obligations	9,935,361
Contractual obligations [Member] | Within 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	4,459,481
Borrowings	2,548,280
Minimum royalty commitments	150,000
Lease obligations	93,600
Total contractual obligations	7,251,361
Contractual obligations [Member] | 1 to 3 years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	0
Borrowings	100,000
Minimum royalty commitments	350,000
Lease obligations	187,200
Total contractual obligations	637,200
Contractual obligations [Member] | 3 to 5 years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	0
Borrowings	0
Minimum royalty commitments	2,000,000
Lease obligations	46,800
Total contractual obligations	$ 2,046,800